ACQUISITIONS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 14, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash purchase price			$ 5,150,000	$ 10,291,674	$ 75,000
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price	$ 5,142,000
Promissory note	3,000,000
Contingent consideration	$ 9,250,000
Amortization period for goodwill for tax purposes (years)	15 years
Asset Purchase Agreement [Member] | Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price	$ 5,142,000
Promissory note	3,000,000
Asset Purchase Agreement [Member] | Greens Natural Foods [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Contingent consideration	$ 1,108,000
Contingent consideration discount rate	3.80%